Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
RSU Award Grant Practices and Timing
We do not grant RSUs in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on RSU grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our RSU grants, we have historically granted RSU awards on a predetermined annual schedule. During Fiscal 2026, we did not grant any RSUs to any NEOs during any period beginning four business days before and ending one business day after the filing of any periodic report or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.

Award Timing Method	In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our RSU grants, we have historically granted RSU awards on a predetermined annual schedule. During Fiscal 2026, we did not grant any RSUs to any NEOs during any period beginning four business days before and ending one business day after the filing of any periodic report or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant RSUs in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on RSU grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false